Income Taxes	3 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
15. Income Taxes
U.S. and international components of loss before income taxes were as follows:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
U.S.	$(107,749)	$(255,846)	$(13,857)	$(116,459)
International	(17,218)	(103,399)	(47,611)	(5,251)
Loss before income taxes	$(124,967)	$(359,245)	$(61,468)	$(121,710)

Income tax expense (benefit) was composed of the following:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Current:
Federal	$(33,958)	$9,831	$118,909	$(10,906)
State	—	579	455	2,191
International	(1,343)	605	1,009	10,759
	(35,301)	11,015	120,373	2,044
Deferred:
Federal	(11,155)	(92,602)	(90,498)	(14,978)
State	(2,771)	(967)	79	670
International	(3,929)	(14,097)	(7,556)	(7,380)
	(17,855)	(107,666)	(97,975)	(21,688)
	$(53,156)	$(96,651)	$22,398	$(19,644)

The difference between the income tax expense (benefit) derived by applying the federal statutory income tax rate to our income (loss) before income taxes and the amount recognized in our consolidated financial statements is as follows:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Expense (benefit) derived by applying the federal statutory income tax rate to income (loss) before income taxes	$(43,739)	$(125,736)	$(21,514)	$(25,558)
State taxes, net of federal benefit	(1,801)	(241)	297	2,435
Permanent items	3,145	1,819	(613)	224
Impact of the Tax Act
One-time transition tax	—	—	130,802	140
Rate change	—	—	(91,545)	—
Domestic production activity benefit	(308)	—	(3,794)	—
Research and experimentation tax credits	(2,199)	329	(270)	(1,955)
Withholding tax	—	3,951	—	2,486
Net operating loss carryback	3,872	—	—	—
Stock-based compensation	(14,076)	—	—	238
Effect of foreign operations	1,950	23,227	9,035	2,346
	$(53,156)	$(96,651)	$22,398	$(19,644)

The Tax Act reduces the U.S. federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that have not been taxed previously in the U.S., and creates new taxes on certain foreign sourced earnings. We are required to recognize the effect of the tax law changes in the period of enactment, such as determining the transition tax, re-measuring our U.S. deferred tax assets and liabilities as well as reassessing the net realizability of our deferred tax assets and liabilities. In December 2017, the SEC staff issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (SAB 118), which allows us to record provisional amounts during a measurement period not to extend beyond one year of the enactment date. Due to the timing of the enactment and the complexity involved in applying the provisions of the Tax Act, we made reasonable estimates of the effects and recorded provisional amounts in our consolidated financial statements for the year ended December 31, 2017.
Included in the provisional amount recorded for the year ended December 31, 2017 is a one-time transition tax of $130.8 million on our accumulated foreign earnings. We have elected to pay the related liability due to this transition tax of $120.8 million over eight years. This income tax expense was partially offset by $91.5 million related to the re-measurement of our deferred tax assets and liabilities at the revised U.S. statutory rates.
During 2018, we completed our accounting for the income tax effects of the Tax Act. Upon further analysis of the Tax Act, additional guidance issued by the U.S. Treasury Department, state taxing authorities, and other standard-setting bodies, we finalized our calculation of the transition tax during the year ended December 31, 2018. We recognized an additional expense of $0.1 million to the provisional amounts noted above and included these adjustments as a component of income tax expense from continuing operations. We reduced our liability related to the transition tax by $9.6 million. The final transition tax liability of $111.2 million will be paid over eight years.
The components of the net deferred tax amounts recognized in the accompanying consolidated balance sheets were:

	December 31,
	2017	2018

	(in thousands)
Deferred tax assets:
Allowance for doubtful accounts	$201	$436
Accrued expenses	4,323	3,133
Net operating loss	47,631	26,652
Research and experimentation credits	2,177	1,689
Stock-based compensation	—	1,090
Interest	—	1,528
Deferred revenue	—	1,164
Other credits	2,920	790
Total deferred tax assets	57,252	36,482
Valuation allowance	(1,811)	(1,775)
Deferred tax assets, net of valuation allowance	55,441	34,707
Deferred tax liabilities:
Property and equipment	11,891	9,107
Prepaid expenses	1,230	1,805
Deferred revenue	101	—
Debt costs	14,917	9,118
Foreign royalty	714	2,017
Intangibles	189,686	152,931
Total deferred tax liabilities	218,539	174,978
Net deferred tax liability	$163,098	$140,271

The Tax Act reduces the U.S. federal corporate tax rate from 35% to 21% for our tax years beginning in 2018, which resulted in the re-measurement of the federal portion of our deferred tax assets and liabilities as of December 31, 2017 from 35% to the new 21% tax rate. At December 31, 2017 and 2018, we had net operating loss carry forwards for U.S. federal income tax purposes of approximately $91.5 million and $12.2 million, respectively, of which $4.3 million and $12.2 million, respectively, are limited due to IRC Section 382 limitations. These U.S. federal net operating losses are available to offset future U.S. federal taxable income, and begin to expire at various dates from 2021 through 2037.
At December 31, 2017 and 2018, we had net operating loss carry forwards for certain state income tax purposes of approximately $103.7 million and $106.7 million, respectively, some of which are limited due to IRC Section 382. These state net operating losses are available to offset future state taxable income, and begin to expire in 2031.
At December 31, 2017 and 2018, we had foreign net operating loss carry forwards of approximately $100.5 million and $78.6 million, respectively, which are available to offset future foreign taxable income, and begin to expire in 2019.
At December 31, 2017 and 2018, we had research and experimentation tax credit carry forwards of approximately $0.7 million and $0.7 million, respectively, which are available to offset future U.S. federal income tax. These U.S. federal tax credits begin to expire in 2027.
We received a corporate income tax holiday in the Philippines which expired in 2018. We anticipate an extension of the corporate tax holiday through 2019. The income tax benefit attributable to this holiday is insignificant as of December 31, 2018.
We establish valuation allowances when necessary to reduce deferred tax assets to amounts expected to be realized. As of December 31, 2017 and 2018, we have recorded a valuation allowance of $1.8 million and $1.8 million, respectively. The valuation allowance is all related to the deferred tax assets of a Canadian subsidiary.
The Tax Act imposes a mandatory transition tax on accumulated foreign earnings as of December 31, 2017. Effective January 1, 2018, the Tax Act creates a new territorial tax system in which we will recognize the tax impact of including certain foreign earnings in U.S. taxable income as a period cost. For the year ended December 31, 2018, we do not anticipate incurring a global intangible low-taxed income, or GILTI, liability; however, to the extent that we incur expense under the GILTI provisions, we will treat it as a component of income tax expense in the period incurred. Although accumulated foreign earnings have been subject to U.S. tax as of December 31, 2017, and future foreign earnings will be subject to a new territorial tax system, we intend to indefinitely reinvest all foreign earnings. Therefore, we have not recognized deferred income taxes for local country income and withholding taxes that could be incurred on distributions of certain foreign earnings or for outside basis differences in our subsidiaries.
Gross unrecognized tax benefits, all of which, if recognized, would affect our effective tax rate were as follows:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Gross unrecognized tax benefits	$17,631	$22,888	$19,504	$19,709

Our policy is to include interest and penalties related to unrecognized tax benefits as a component of income tax expense. At December 31, 2017 and 2018, we had accrued interest and penalties related to unrecognized tax benefits of approximately $3.0 million and $4.1 million, respectively.
The aggregate changes in the balance of our gross unrecognized tax benefits, excluding accrued interest, were as follows:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Balance, beginning of year	$16,370	$17,631	$22,888	$19,504
Increases for tax positions related to the current year	1,335	4,421	502	59
Decreases for tax positions related to the current year	—	—	(715)	—
Increases for tax positions related to prior years	230	836	—	146
Decreases for tax positions related to prior years	(304)	—	(3,171)	—
Reductions due to lapsed statute of limitations	—	—	—	—
Balance, end of year	$17,631	$22,888	$19,504	$19,709

We do not believe that it is reasonably possible that our unrecognized tax benefits will significantly change in the next twelve months.
We file U.S., state and foreign income tax returns in jurisdictions with varying statutes of limitations. The 2011 through 2017 tax years generally remain open and subject to examination by federal tax authorities. The 2011 through 2017 tax years generally remain open and subject to examination by the state tax authorities and foreign tax authorities. We are currently under examination by the IRS for the tax years 2011 through the period ending February 2016. We are under audit by the Indian Tax Authority for the 2014 and 2017 tax years. We are currently under audit by the California Franchise Tax Board for the 2012 through 2014 tax years. We were notified in January 2019 that the Massachusetts Department of Revenue would audit the 2015 through February 2016 tax years. We were notified in December 2017 that the Swiss Tax Authorities would audit the 2014 through 2016 tax years. This audit concluded in April 2018 with no adjustments. We are not currently under audit in any other taxing jurisdictions.
On July 24, 2018, U.S. Court of Appeals for the Ninth Circuit reversed the decision of the U.S. Tax Court in Altera Corp. v. Commissioner related to the treatment of stock-based compensation in an intercompany cost sharing arrangement. On August 7, 2018, the Ninth Circuit withdrew the opinion to allow time for a reconstituted panel to confer on this appeal. Due to the uncertainty surrounding the status of the current regulations, questions related to the scope of potential benefits or obligations, and the risk of the Tax Court’s decision being overturned upon appeal, we have not recorded any benefit or expense as of December 31, 2018. We will continue to monitor ongoing developments and potential impacts to our consolidated financial statements.